7. Other Income and Expenses - Net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expenses
Foreign exchange gains (losses)	€ 251	€ 1,523	€ (7)
Income from government grants	€ 19	€ 10	€ 195